INVENTORIES - Roll-forward of estimated losses (Details) - BRL (R$) R$ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Roll-forward of estimated losses
Inventories pledged as collateral	R$ 0	R$ 0
Inventories
Roll-forward of estimated losses
Opening balance	(105,989)	(91,258)
Additions	(23,859)	(89,552)
Reversals	24,713	33,492
Write-offs	17,893	41,329
Closing balance	R$ (87,242)	R$ (105,989)